Property, Plant and Equipment - Property, plant and equipment is distributed among geographical areas (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment
Right-of-use assets	€ 11,275	€ 10,499	€ 11,525
Total	63,991	36,699	€ 30,610
Germany
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment	39,757	26,063
Right-of-use assets	11,083	10,033
Spain
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment	12,012	5
Right-of-use assets	192	466
Rest of the World
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment	€ 947	€ 132